Additional information about derivatives financial instruments - Bunker Oil purchase cash flows protection program (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / T T	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Derivative financial instruments.
Financial settlement inflows (outflows)	$ (67)	$ (240)	$ (1,602)
Bunker oil purchase cash flows protection program
Derivative financial instruments.
Fair value of assets	(28)
Financial settlement inflows (outflows)	49
Value at risk	10
Bunker oil purchase cash flows protection program | 2019
Derivative financial instruments.
Fair value of liabilities	$ (28)
Call options - Bunker Oil -bought
Derivative financial instruments.
Notional amount (ton) | T	2,100,000
Average strike per ton | $ / T	520
Fair value of assets	$ 1
Financial settlement inflows (outflows)	40
Value at risk	1
Call options - Bunker Oil -bought | 2019
Derivative financial instruments.
Fair value of liabilities	$ 1
Put options - Bunker Oil - sold
Derivative financial instruments.
Notional amount (ton) | T	2,100,000
Average strike per ton | $ / T	297
Fair value of assets	$ (29)
Financial settlement inflows (outflows)	9
Value at risk	9
Put options - Bunker Oil - sold | 2019
Derivative financial instruments.
Fair value of liabilities	$ (29)